Document and Entity Information	Oct. 05, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K filed by MSCI Inc. (the “Company”) under Item 5.02 on September 25, 2020 reporting that, pursuant to mutual agreement, Ms. Linda S. Huber, was stepping down from her role as Chief Financial Officer (“CFO”) of the Company and Mr. Andrew C. Wiechmann was succeeding her as CFO, effective September 25, 2020. This Amendment No. 1 is being filed to provide the material terms of the agreement the Company entered into with Ms. Huber in connection with her departure, the terms of which were not yet finalized as of the time of filing of the current report on Form 8-K on September 25, 2020.
Document Period End Date	Oct. 05, 2020
Entity Registrant Name	MSCI Inc.
Entity Central Index Key	0001408198
Entity Emerging Growth Company	false
Entity File Number	001-33812
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4038723
Entity Address, Address Line One	7 World Trade Center
Entity Address, Address Line Two	250 Greenwich St., 49th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	804-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MSCI
Security Exchange Name	NYSE